Cryptocurrency (Tables)	12 Months Ended
Dec. 31, 2022
Creek Road Miners Inc [Member]
Schedule of Additional Information of Cryptocurrency Mining Operations

	Quantity of Bitcoin	US$ Amounts
Balance December 31, 2020	—	$—
Revenue recognized from cryptocurrency mined	6.7	369,804
Mining pool operating fees	(0.1)	(7,398)
Impairment of cryptocurrencies	—	(59,752)
Balance December 31, 2021	6.6	$302,654
Revenue recognized from cryptocurrency mined	13.2	517,602
Mining pool operating fees	(0.3)	(10,452)
Proceeds from the sale of cryptocurrency	(19.5)	(575,408)
Realized loss on the sale of cryptocurrency	—	(127,222)
Impairment of cryptocurrencies	—	(107,174)
Balance December 31, 2022 (1)	—	$—

(1)	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.